FINANCIAL STATEMENT SCHEDULE I CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY - CONDENSED STATEMENTS OF OPERATIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Operating expenses:
General and administrative expenses	$ 126,255	$ 82,783	$ 65,422
Total operating expenses	225,904	160,281	133,901
Interest income	382	939	785
Interest expense	(20,191)	(13,880)	(4,603)
Net income/(loss) attributable to iKang Healthcare Group, Inc.	(17,309)	(11,251)	18,325
PARENT COMPANY
Operating expenses:
General and administrative expenses	38,620	8,015	5,000
Total operating expenses	38,620	8,015	5,000
Interest income	121	89	24
Interest expense			(2)
Investment income	1,800
Exchange gain	878
Equity in income/(loss) of subsidiaries and VIE entities	18,512	(3,325)	23,303
Income/(loss) before provision for income tax expenses	(17,309)	(11,251)	18,325
Net income/(loss) attributable to iKang Healthcare Group, Inc.	$ (17,309)	$ (11,251)	$ 18,325